Commitments and contingencies - Additional Information (Detail)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 19, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments for chargers and charging infrastructure	€ 8,426,000	€ 4,890,000
Forecasted output exceeded percentage	0.50
Purchase Of Electricity, Other
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments for electricity	€ 274,117,000	256,554,000
Purchase Of Electricity
Disclosure of non-adjusting events after reporting period [line items]
Purchase commitments for electricity	18,866,000	28,209,000
Issuance Of Guarantees And Letters Of Credit | Renewed facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 29,674,000	€ 12,500,000	€ 30,000,000